Investee Companies and other investments (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended
		Apr. 08, 2019	Feb. 12, 2019 ILS (₪)	Apr. 30, 2019 EUR (€)	Oct. 31, 2017	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jul. 13, 2018	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 30, 2017 ILS (₪)	Apr. 30, 2017 EUR (€)	Feb. 23, 2017 USD ($)	Nov. 25, 2010 USD ($)	Nov. 25, 2010 ILS (₪)
Disclosure of associates [line items]
Equity									€ 82,604		€ 76,957		€ 75,323	€ 77,500
Talasol [Member]
Disclosure of associates [line items]
Percentage of aggregate purchase price that represents amounts withdrawn and interests accrued						49.00%	49.00%
Project financing amount									€ 4,900
Percentage of payment of shares								49.00%	49.00%
Payment of shares									€ 4,900
Project financing aggregate amount									16,100
Deferred aggregate purchase price									1,400
Equity									6,300
Equity amount less associated expenses									€ 700
Talasol [Member] | Shareholder loans [Member]
Disclosure of associates [line items]
Amount of loan				€ 37,700
Talasol [Member] | Additional shareholder loans as contingent equity [Member]
Disclosure of associates [line items]
Amount of loan				€ 2,800
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Annual interest rate												0.40%
Claims amount payment | $																	$ 183,368
USD [Member]
Disclosure of associates [line items]
Equity | $	[1]							$ 94,085		$ 87,651
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds						18.75%	18.75%
Amount financial agreement guarantees by direct share							€ 40,400
Amount financial agreement guarantees by indirect share							€ 3,800
Proportion of ownership interest						9.375%	9.375%
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Amount financial agreement guarantees by direct share | ₪						₪ 172,000
Amount financial agreement guarantees by indirect share | ₪						₪ 16,000
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds						25.00%	25.00%
Zorlu [Member] | NIS [Member]
Disclosure of associates [line items]
Expenses paid | ₪			₪ 10
Zorlu [Member] | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $								140,000
Claims interest payment amount | $								43,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $								$ 24,000
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Payment received for management and entrepreneurship services | ₪																			₪ 49,400
Recovery of amounts committed | ₪																			₪ 49,400
Luzon Group [Member] | USD [Member]
Disclosure of associates [line items]
Payment received for management and entrepreneurship services | $																		$ 12,700
Dorad, Dori Energy and the Luzon Group [Member]
Disclosure of associates [line items]
Claims amount payment																€ 223,200
Dorad, Dori Energy and the Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Claims amount payment | ₪															₪ 906,400
Percentage of Doard's shares hold by Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest					37.50%
Talasol Solar shares sale to GSE 3 UK Limited [Member]
Disclosure of associates [line items]
Percentage of sale of outstanding shares by Ellomay Luxembourg Holdings				49.00%
Talasol Solar shares sale to Fond-ICO Infraestructuras II, FICC [Member]
Disclosure of associates [line items]
Percentage of sale of outstanding shares by Ellomay Luxembourg Holdings				24.50%
Dorad shares hold by Zorlu and Edelcom Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest		18.75%

[1]	Convenience translation into US$ (exchange rate as at June 30, 2019: EUR 1 = US$ 1.139)